SUBSEQUENT EVENTS (Details Narrative) - USD ($)		6 Months Ended	9 Months Ended
	Aug. 22, 2024	Jun. 30, 2024	Sep. 30, 2024	Oct. 24, 2024
Subsequent Event [Line Items]
Net proceeds		$ 323,934
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash and cash equivalents				$ 5,610,000
Subsequent Event [Member] | ATM Offering [Member]
Subsequent Event [Line Items]
Shares issued			2,981,253
Net proceeds			$ 7,794,843
Frank Ingriselli [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued	60,000